The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              The Prudential Insurance Company
                                              of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Prudential Variable Appreciable Account  (File No. 811-5466)

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America and the Prudential Variable Appreciable Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following semi-annual reports for the underlying funds:


1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-02-004283
         Date of Filing:       08/16/02

2.       Filer/Entity:         American Century Variable Portfolios
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000827060-02-000024
         Date of Filing:       08/28/02

3.       Filer/Entity:         Janus Aspen Series - Growth Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0001012709-02-001187
         Date of Filing:       08/21/02

4.       Filer/Entity:         MFS Variable Insurance Trust -
                               Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-02-000323
         Date of Filing:       08/19/02

5.       Filer/Entity:         T. Rowe Price International Series -
                               International Growth
         Registration No.:     811-07143
         CIK No.:              0000918292
         Accession No.:        0000918292-02-000008
         Date of Filing:       08/26/02

6.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950109-02-004520
         Date of Filing:       08/26/02


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                  Sincerely,



                                                  _/s/__________________________
                                                    Thomas C. Castano



VIA EDGAR